Convertible Promissory Note (‘Notes’) (Details) - Schedule of Unsecured Promissory Note Payable - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Unsecured Promissory Note Payable [Line Items]
Unsecured promissory note, Total		$ 2,027,840
Unsecured promissory note [Member]
Schedule of Unsecured Promissory Note Payable [Line Items]
Unsecured promissory note, Total		$ 2,027,840